Accounting Standards Updates	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Accounting Standards Updates

2. ACCOUNTING STANDARDS UPDATES

In September 2011, the Financial Accounting Standards Board (FASB) revised the existing guidance on goodwill impairment testing. The updated standard reduces complexity and costs by allowing the company the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If so, the company must perform a more detailed two-step, goodwill impairment test, which is used to identify potential goodwill impairment and to measure the amount of goodwill loss to be recognized, if any. The standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 31, 2011; however, early adoption is permitted. The company is currently evaluating the impact of the accounting standard update on its consolidated financial statements but does not expect it to have a material effect.

3.	ACCOUNTING STANDARDS UPDATES

Accounting Standards Updates not effective until after December 31, 2010 are not expected to have a significant effect on the company's consolidated financial position, results of operations or cash flows.